CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Unallocated Common Shares Held By ESOP [Member]	Unearned Restricted Shares [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]
Balance at Dec. 31, 2010	$ 81,104	$ 126	$ 52,198	$ (2,907)	$ (25)	$ 40,859	$ (1,108)	$ (8,039)
Balance (in shares) at Dec. 31, 2010		12,563,750
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income (loss)	2,850					2,417	433
Exchange of common stock pursant to reorganization and concurrent second step stock offering (shares)		(1,986,901)
Exchange of common stock pursuant to reorganization and concurrent stock offering	50,330	(20)	42,311					8,039
Cash dividends declared ($0.12 per share)	(1,191)					(1,191)
Restricted shares activity	0		22		(22)
Equity incentive plan compensation	100		91		9
Shares purchased by ESOP pursuant to reorganization (392,670 shares)	(3,141)			(3,141)
Allocation of 48,637 ESOP shares	467		(13)	480
Tax benefit from share-based compensation	3		3
Treasury stock purchased, shares		(547)
Treasury stock purchased	(5)					(5)
Balance at Dec. 31, 2011	130,517	106	94,612	(5,568)	(38)	42,080	(675)	0
Balance (in shares) at Dec. 31, 2011		10,576,302
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income (loss)	3,206					1,118	2,088
Cash dividends declared ($0.12 per share)	(1,171)					(1,171)
Restricted shares activity	(2,238)				(2,226)	(12)
Equity incentive plan compensation	189		135		54
Allocation of 48,637 ESOP shares	543		63	480
Tax benefit from share-based compensation	4		4
Stock Options exercised, shares	1,796	1,796
Stock options exercised	10		(4)			14
Common shares repurchased, Shares		(465,788)
Common shares repurchased	(5,301)	(5)				(5,296)
Balance at Dec. 31, 2012	125,759	101	94,810	(5,088)	(2,210)	36,733	1,413	0
Balance (in shares) at Dec. 31, 2012		10,112,310
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income (loss)	(3,116)					(855)	(2,261)
Acquisition of Newport Federal Savings Bank, Shares		2,683,099
Acquisition of Newport Federal Savings Bank	30,105	27	30,078
Cash dividends declared ($0.12 per share)	(1,227)					(1,227)
Restricted shares activity	0		5		(5)
Equity incentive plan compensation	757		293		464
Allocation of 48,637 ESOP shares	559		79	480
Tax benefit from share-based compensation	9		9
Stock Options exercised, shares	11,388	11,388
Stock options exercised	94		94
Common shares repurchased, Shares		(8,336)
Common shares repurchased	(98)		(91)			(7)
Balance at Dec. 31, 2013	$ 152,842	$ 128	$ 125,277	$ (4,608)	$ (1,751)	$ 34,644	$ (848)	$ 0
Balance (in shares) at Dec. 31, 2013		12,798,461